ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - Series A Preferred Stock [Member]	Jan. 21, 2023 USD ($) shares
DisclosureLineItemElements [Line Items]
Issuance of convertible shares | shares	300,000
Issuance of convertible shares value | $	$ 40,000